Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 8,149,276	$ 7,187,334
Bank acceptance receivables	19,379,845	12,467,785
Accounts receivable	67,101,297	45,696,336
Inventories	1,251,393	1,326,090
Deferred IPO costs and other current assets	1,394,539	496,612
Due from related parties		392,074
Total current assets	97,276,350	67,566,231
Property, plant and equipment, net	7,477,744	7,102,477
Intangible assets, net	562,001	575,519
Investment	941,531	919,540
Deposits	30,599,755	29,885,057
Total assets	136,857,381	106,048,824
Current liabilities
Short-term bank borrowings	5,178,420	3,218,391
Accounts payable	20,981,041	15,637,853
Taxes payable	2,082,252	1,748,242
Accrued expenses and other current liabilities	847,066	708,558
Total current liabilities	29,088,779	21,313,044
Total liabilities	29,088,779	21,313,044
Commitments and contingencies
Shareholders’ equity
Ordinary share, $0.0005 par value, 80,000,000 shares authorized, 20,000,000 shares issued and outstanding as of December 31, 2021 and 2020	10,000	10,000
Preferred share, $0.0005 par value, 20,000,000 shares authorized, no shares issued and outstanding as of December 31, 2021 and 2020
Additional paid-in capital	9,716,484	9,716,484
Statutory surplus reserves	15,178,467	15,178,467
Retained earnings	77,574,663	56,625,084
Accumulated other comprehensive income	5,288,988	3,205,745
Total shareholders’ equity	107,768,602	84,735,780
Total liabilities and shareholders’ equity	$ 136,857,381	$ 106,048,824